Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction
Deferred revenue from related parties	¥ 3,697	$ 507	¥ 13,558
Gopher Asset Management Co., Ltd.
Related Party Transaction
Deferred revenue from related parties	873	120	8,830
Gopher Capital GP Ltd
Related Party Transaction
Deferred revenue from related parties	¥ 2,824	$ 387	¥ 4,728